Note 2 - Basis of Preparation - Table of Significant Inputs Used, Detailed by Area and their Relation to Fair Value of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Price per Square Meter Member | Interrelation Between the Main Variables and Fair Value Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	The higher the price per square meter, the higher the fair value
Price per Square Meter Member | City of Buenos Aires Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	Ps.18,452 to Ps.145,631	[1]
Price per Square Meter Member | Provinces of Buenos Aires Cordoba and Santa Fe Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	Ps.17,699 to Ps.89,655	[1]
Price per Square Meter Member | Rest of the Country Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	Ps.4,800 to Ps.57,143	[1]
Age Member | Interrelation Between the Main Variables and Fair Value Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	The higher the age, the lower the fair value.
Age Member | City of Buenos Aires Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	From 1930 to 2016
Age Member | Provinces of Buenos Aires Cordoba and Santa Fe Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	From 1920 to 2010
Age Member | Rest of the Country Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	From 1935 to 2016
Preservation Status Member | Interrelation Between the Main Variables and Fair Value Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	The better the preservation status, the higher the fair value
Preservation Status Member | City of Buenos Aires Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	Status: Good to Excellent
Preservation Status Member | Provinces of Buenos Aires Cordoba and Santa Fe Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	Status: Good to Very good
Preservation Status Member | Rest of the Country Member
Inputs Used for the Valuation of Property Plant and Equipment LineItems
Inputs Used for the Valuation of Property Plant and Equipment	Status: Good to Very good

[1]	Ps.: Argentine pesos